INCOME FROM CONTRACTS WITH CUSTOMERS - Income and cost for goods and services (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income From Contract With Customers [Line Items]
Total income from sales of good and services	$ 12,141,327	$ 10,450,914	$ 9,144,789
Cost of sales from companies from non-financial sector	(5,575,912)	(5,594,615)	(4,766,263)
Allowance for impairment of loans and receivables	(59,073)	(51,064)	(46,078)
General and administrative expenses	(843,125)	(647,425)	(487,530)
Personnel expenses	(609,050)	(558,561)	(538,463)
Amortization	(305,488)	(263,755)	(230,396)
Depreciation	(103,972)	(117,246)	(119,813)
Depreciation of right of use assets	(35,294)	(34,374)	(36,002)
Employee bonuses	(11,569)	(38,766)	(28,722)
Commissions and fees expenses	(34,646)	(27,886)	(26,884)
Donations expenses	(16,739)	(16,178)	(35,622)
Labor severances	(1,363)	(2,109)	(5,715)
Total costs and expenses of sales goods and services	(7,596,231)	(7,351,979)	(6,321,488)
Gross profit from sales of goods and services	4,545,096	3,098,935	2,823,301
Energy And Gas E & G
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	5,718,808	4,874,278	4,509,551
Infrastructure [member]
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	5,330,193	4,662,912	3,966,192
Hotels [Member]
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	532,337	285,692	139,782
Agribusiness [member]
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	340,984	218,511	147,443
Others services [member]
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	$ 219,005	$ 409,521	$ 381,821